SYMMETRY PANORAMIC TRUST

Symmetry Panoramic Global Systematic Fixed Income Fund

(the “Fund”)

Supplement dated May 28, 2024 to the Fund’s Summary Prospectus and Prospectus,

each dated December 31, 2023

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus, and should be read in conjunction with the Summary Prospectus and Prospectus.

I. Alvaro Quiros will no longer serve as a portfolio manager for the Fund as of May 31, 2024. Accordingly, effective May 31, 2024, all references to Alvaro Quiros are hereby deleted from the Summary Prospectus and Prospectus.

II. Myles Bradshaw, CFA, will serve as a portfolio manager for the Fund as of May 31, 2024. Viren Patel, CFA, and Linda Raggi will continue to serve as portfolio managers for the Fund. Accordingly, effective May 31, 2024, the Summary Prospectus and Prospectus are hereby amended and supplemented as follows:

1.	The “Portfolio Managers – J.P. Morgan Investment Management, Inc.” section of the Summary Prospectus and the corresponding section of the Prospectus are deleted and replaced with the following:

The Sub-Advised portfolio is managed by a team that includes: Myles Bradshaw, CFA, Managing Director, Head of Global Aggregate Portfolio Management within the Global Fixed Income, Currency, & Commodities (“GFICC group”), Viren Patel, CFA, Executive Director, GFICC group and Linda Raggi, Executive Director, GFICC group. Mr. Patel and Ms. Raggi have been managers on the Fund since 2023. Mr. Bradshaw has been a manager on the Fund since 2024.

2.	The following is added to the “Portfolio Managers – JPMIM” section of the Prospectus:

Myles Bradshaw, CFA, Managing Director

Mr. Bradshaw, CFA, is the Head of Global Aggregate Portfolio Management in the GFICC group. Based in London, he is a portfolio manager focusing on multi-sector bond strategies for both segregated and pooled funds. An employee since 2019, he has more than 25 years of experience managing interest rate, credit, securitized, volatility and foreign exchange rate risks in global portfolios. Myles previously worked at Amundi, where he was Head of the Global Aggregate Fixed Income team. Before Amundi, Myles spent 8 years as a portfolio manager at PIMCO, where he led the firm's Eurozone sovereign and macro strategy and sat on the regional European investment committee. He also worked at Threadneedle Investment Managers, managing global and sterling portfolios. Myles started his career in 1996 as an economist at HM Treasury in London, before moving into asset management with M&G Investments. He holds an undergraduate degree in Philosophy, Politics and Economics from Oxford University and is a CFA charterholder.

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SYMMETRY PANORAMIC TRUST

Symmetry Panoramic Global Systematic Fixed Income Fund

(the “Fund”)

Supplement dated May 28, 2024 to the Fund’s Statement of Additional Information (“SAI”),

dated December 31, 2023

This supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

I. Alvaro Quiros will no longer serve as a portfolio manager for the Fund as of May 31, 2024. Accordingly, effective May 31, 2024, all references to Alvaro Quiros are hereby deleted from the SAI.

II. Myles Bradshaw, CFA, will serve as a portfolio manager for the Fund as of May 31, 2024. Viren Patel, CFA, and Linda Raggi will continue to serve as portfolio managers for the Fund. Accordingly, effective May 31, 2024, the SAI is hereby amended and supplemented as follows:

1.	The “Portfolio Managers – J.P. Morgan Investment Management, Inc. – Ownership of Securities” section of the SAI is deleted and replaced with the following:

As of August 31, 2023, Mr. Patel and Ms. Raggi did not beneficially own shares of any of the Funds. As of March 31, 2024, Mr. Bradshaw did not beneficially own shares of any of the Funds.

2.	The following is added as a new “Other Accounts” table in the “Portfolio Managers – J.P. Morgan Investment Management, Inc.” section of the SAI:

Myles Bradshaw*

Account Type	Number of Accounts by Account Type	Total Assets by Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets by Account Type Subject to a Performance Fee
Registered Investment Companies	1	$0.19 billion	0	$0
Other Pooled Investment Vehicles	14	$8.33 billion	0	$0
Other Accounts	24	$4.82 billion	1	$0.15 billion

*	Valuation date is March 31, 2024.

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